Equity-based compensation (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Aug. 15, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exchange of vested RSUs	970,389		970,389
Equity compensation costs	$ 90,600	$ 800	$ 95,300	$ 3,400	$ 7,200	$ 300
Deferred compensation cost	$ 1,300	$ 0	1,300	$ 0
Restricted Stock Units (RSUs) [Member] | Morris Employment Agreemen [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted shares value			$ 5,000
Common Class A [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common Stock, Shares Authorized	690,000,000		690,000,000
Common stock, shares issued	49,714,239		49,714,239
Common stock, shares outstanding	49,714,239		49,714,239
Common Class A [Member] | Two Thousand Twenty Two Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common Stock, Shares Authorized							29,000,000
Common stock, shares issued							2,485,711
Common stock, shares outstanding							2,485,711